Consolidated Statements of Profit & Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Revenue	$ 871,929	$ 751,304	$ 691,796
Cost of sales and services (excluding depreciation and amortization)	(657,835)	(521,877)	(494,312)
Depreciation and amortization	(67,272)	(85,640)	(78,025)
Gross profit	146,822	143,787	119,459
Selling, general and administrative expenses	(120,381)	(95,949)	(84,715)
Other income/(expenses), net	35,907	(333)	7,819
Operating profit	62,348	47,505	42,563
Financing expenses	(86,785)	(115,247)	(66,333)
Financing income	49,346	46,934	39,361
Financing expenses, net	(37,439)	(68,313)	(26,972)
Gain on loss of control in the CPV Renewable	0	69,307	0
Share in profit of OPC's equity-accounted investees, net	151,599	44,825	65,566
Profit before income taxes	176,508	93,324	81,157
Income tax expense	(28,244)	(40,552)	(25,199)
Profit for the year from continuing operations	148,264	52,772	55,958
Profit/(loss) for the year from divestment of ZIM	0	581,315	(266,906)
Profit/(loss) for the year	148,264	634,087	(210,948)
Attributable to:
Kenon’s shareholders	66,274	597,673	(235,978)
Non-controlling interests	81,990	36,414	25,030
Profit/(loss) for the year	$ 148,264	$ 634,087	$ (210,948)
Basic/diluted profit/(loss) per share attributable to Kenon’s shareholders (in dollars):
Basic profit/(loss) per share	$ 1.27	$ 11.34	$ (4.42)
Diluted profit/(loss) per share	1.27	11.34	(4.42)
Basic profit per share from continuing operations	1.27	0.31	0.58
Diluted profit per share from continuing operations	1.27	0.31	0.58
Basic profit/(loss) per share from divestment of ZIM	0	11.03	(5)
Diluted profit/(loss) per share from divestment of ZIM	$ 0	$ 11.03	$ (5)